Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Income Tax Expenses

	2016	2017	2018
Provision for income tax on the estimated taxable income for the year
- Hong Kong	13	44	88
- Mainland China and other countries	1,722	654	459
(Over)/Under-provision in respect of prior years	(41)	39	18

	1,694	737	565
Deferred taxation	(1,540)	6	2,259

Income tax expenses	154	743	2,824

Summary of Reconciliation Between Actual Income Tax Expense and Accounting Profit

Reconciliation between actual income tax expense and accounting profit at PRC statutory tax rate:

	Note		2016	2017	2018
Income before taxation			784	2,593	13,081

Expected income tax expense at PRC statutory tax rate of 25%			196	648	3,270
Impact of different tax rates outside Mainland China			(14)	(55)	(47)
Tax effect of preferential tax rate	(i	)	(68)	(82)	(91)
Tax effect of non-deductible expenses			191	300	421
Tax effect of non-taxable income from share of net profit of joint ventures			(38)	(143)	(150)
Tax effect of non-taxable income from share of net loss/(profit) of associates	(ii	)	39	(133)	(369)
(Over)/Under-provision in respect of prior years			(41)	39	18
Tax effect of unused tax losses not recognized, net of utilization	(iii	)	(45)	49	(162)
Others			(66)	120	(66)

Actual tax expense			154	743	2,824

(i)

According to the PRC enterprise income tax law and its relevant regulations, entities that are qualified as High and New Technology Enterprise under the tax law are entitled to a preferential income tax rate of 15%. Certain subsidiaries of the Group obtained the approval of High and New Technology Enterprise and were entitled to a preferential income tax rate of 15%.

(ii)

Adjustment to investment in associates represents the tax effect on share of net loss/(profit) of associates, including dilution gain, net of reversal of deferred tax assets on release of unrealized profit from transactions with Tower Company.

(iii)

As of December 31, 2018, the Group did not recognize deferred tax assets in respect of tax losses of approximately RMB1,313 million (2017: approximately RMB1,923 million), since it is not probable that future taxable profits will be available against which the deferred tax asset can be utilized. The tax losses can be carried forward for five years from the year incurred and hence will be expired by the year of 2023.

Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities

The analysis of deferred tax assets and deferred tax liabilities are as follows:

	2017	2018
Deferred tax assets:
- Deferred tax asset to be recovered after 12 months	8,011	7,931
- Deferred tax asset to be recovered within 12 months	2,598	2,011

	10,609	9,942

Deferred tax liabilities:
- Deferred tax liabilities to be settled after 12 months	(4,079)	(5,770)
- Deferred tax liabilities to be settled within 12 months	(557)	(771)

	(4,636)	(6,541)

Net deferred tax assets after offsetting	5,973	3,401

Deferred tax liabilities:
- Deferred tax liabilities to be settled after 12 months	(108)	(111)
- Deferred tax liabilities to be settled within 12 months	—	—

	(108)	(111)

Net deferred tax liabilities after offsetting	(108)	(111)

Summary of Movement of Net Deferred Tax Assets/(Liabilities)

The movement of the net deferred tax assets/(liabilities) is as follows:

	Note		2016	2017	2018
Net deferred tax assets after offsetting:
- Balance at December 31, 2015, 2016 and 2017			5,642	5,986	5,973
- Impact on initial application of IFRS 15			—	—	(584)
- Impact on initial application of IFRS 9 (2014)			—	—	265

- Balance at January 1, 2016, 2017 and 2018			5,642	5,986	5,654
- Deferred tax credited/ (charged) to the statements of income			1,635	(11)	(2,256)
- Deferred tax credited/ (charged) to other comprehensive income			13	(2)	3
- Reclassified from current taxes payable	(i	)	(1,304)	—	—

- End of year			5,986	5,973	3,401

Net deferred tax liabilities after offsetting:
- Beginning of year			(18)	(113)	(108)
- Deferred tax (charged)/ credited to the statements of income			(95)	5	(3)

- End of year			(113)	(108)	(111)

(i)

On October 14, 2015, The Group disposed tower assets (“Tower Assets Disposal”) to Tower Company in exchange for cash and shares issued by Tower Company (see Note 4). According to the applicable tax laws issued by the Ministry of Finance (“MOF”) and the SAT of the PRC, the gain from Tower Assets Disposal in exchange for investment in Tower Company (“Qualified Income”) is, upon fulfilling the filing requirement with in-charge tax bureau, eligible to be deferred and treated as taxable income on a straight-line basis over a period not exceeding five years. Before completing the filing, the Group accrued current taxes payable based on the total gain from Tower Asset Disposal. During the year ended December 31, 2016, the Group successfully completed the filing requirement with in-charge tax bureau with respect to the Qualified Income and since then has become eligible for deferring part of tax liability with respect to the Qualified Income, which will be reversed in the four years from 2016 to 2019. Accordingly, amounted to RMB373 million was subsequently utilized during the year ended December 31, 2018 (2017: RMB373 million).

Summary of Components of Deferred Tax Assets/(Liabilities)

The components of the deferred tax assets/(liabilities) recognized in the consolidated statements of financial position and the movements during the year are as follows:

	Credit loss allowance	Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations (Note (i))	Deductible tax losses	Accruals of expenses not yet deductible for tax purpose	Unrealized income from the transactions with Tower Company	Accelerated depreciation of property, plant and equipment (Note (iii) )	Gain from Tower Assets Disposal (Note (ii))	Contract costs	Others	Total
Deferred tax arising from:
At January 1, 2016	1,431	1,504	—	1,221	877	(992)	—	—	1,583	5,624
Credited/(Charged) to the statements of income	122	(53)	2,433	472	(90)	(1,251)	186	—	(279)	1,540
Credited to other comprehensive income	—	—	—	—	—	—	—	—	13	13
Reclassification of current tax payable	—	—	—	—	—	—	(1,304)	—	—	(1,304)

At December 31, 2016	1,553	1,451	2,433	1,693	787	(2,243)	(1,118)	—	1,317	5,873
Credited/(Charged) to the statements of income	50	(48)	(189)	861	(90)	(1,627)	373	—	664	(6)
Charged to other comprehensive income	—	—	—	—	—	—	—	—	(2)	(2)

At December 31, 2017	1,603	1,403	2,244	2,554	697	(3,870)	(745)	—	1,979	5,865
Impact on initial application of IFRS 15	—	—	—	—	—	—	—	(584)	—	(584)
Impact on initial application of IFRS 9	265	—	—	—	—	—	—	—	—	265

At January 1, 2018	1,868	1,403	2,244	2,554	697	(3,870)	(745)	(584)	1,979	5,546
(Charged)/Credited to the statements of income	(154)	(49)	(941)	626	(252)	(2,051)	373	355	(166)	(2,259)
Credited to other comprehensive income	—	—	—	—	—	—	—	—	3	3

At December 31, 2018	1,714	1,354	1,303	3,180	445	(5,921)	(372)	(229)	1,816	3,290

Summary of Temporary Differences

Deferred taxation as of year-end represents the taxation effect of the following temporary differences, taking into consideration the offsetting of balances related to the same tax authority:

	Note		2017	2018
Net deferred tax assets after offsetting:
Deferred tax assets:
Credit loss allowance			1,603	1,714
Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations	(i	)	1,403	1,354
Accruals of expenses not yet deductible for tax purpose			2,554	3,180
Deferred revenue on subscriber points reward program			183	203
Unrealized income for the inter-company transactions			120	153
Unrealized income from the transactions with Tower Company			697	445
Government grants related to assets			363	536
Intangible assets amortization difference			423	418
Deductible tax losses			2,244	1,303
Others			1,019	636

			10,609	9,942

Deferred tax liabilities:
Gain from Tower Assets Disposal			(745)	(372)
Accelerated depreciation of property, plant and equipment	(ii	)	(3,870)	(5,921)
Contract costs			—	(229)
Others			(21)	(19)

			(4,636)	(6,541)

			5,973	3,401

Net deferred tax liabilities after offsetting:
Deferred tax liabilities:
Accelerated depreciation for tax purpose			(108)	(111)

			(108)	(111)

(i)

The prepayments for the leasehold land were revalued for PRC tax purposes as of December 31, 2003 and 2004. However, the resulting revaluations of the prepayments for the leasehold land were not recognized under IFRSs. Accordingly, deferred tax assets were recorded by the Group under IFRSs.

(ii)

According to “Announcement on Enterprise Income Tax Policy for Those Enterprise Involved in the Accelerated Depreciation of Property, Plant and Equipment” (Caishui [2014] No.75) issued by the MOF and the State Administration of Taxation (“SAT ”) of the PRC, starting from 2014, the Group’s property, plant and equipment that comply with this tax policy are allowed to be depreciated under the accelerated depreciation method, or fully deducted for tax purpose in the year of purchase. Temporary differences arise from the different useful life under tax basis and accounting basis have been recorded as deferred tax liabilities.